Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Sales (including 4,234 and 3,588 of sales to related parties for the six months ended, June 30, 2018 and June 30, 2017, respectively)	$ 39,184	$ 33,330
Cost of sales (including depreciation and impairment of 1,509 and 1,377 and purchases from related parties of 518 and 491 for the six months ended June 30, 2018 and June 30, 2017, respectively)	33,921	29,219
Gross margin	5,263	4,111
Selling, general and administrative expenses	1,333	1,145
Operating income	3,930	2,966
Income from investments in associates, joint ventures and other investments (note 2 and 5)	242	206
Financing costs - net (note 8 and note 9)	(887)	(353)
Income before taxes	3,285	2,819
Income tax expense (note 7)	(184)	(480)
Net income (including non-controlling interests)	3,101	2,339
Net income attributable to:
Equity holders of the parent	3,057	2,324
Non-controlling interests	$ 44	$ 15
Earnings per common share
Basic (in USD per share)	$ 3.01	$ 2.28
Diluted (in USD per share)	$ 2.99	$ 2.27
Weighted average common shares outstanding
Basic (in shares)	1,016	1,020
Diluted (in shares)	1,021	1,023